Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Cash Flow, Supplemental Disclosures

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Cash paid during the fiscal year for:
Income taxes	¥22,088	¥8,197	¥25,879
Interest	372	327	395
Non-cash investing and financing activities:
Capital leasing receivables	—	31	—
Capital lease obligations	1,022	214	206
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	1,186	—	3,270
—Change in treasury stock	3,002	—	16,710